Leases (Details) - Schedule of Lease Costs - USD ($) $ in Thousands	9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Lease Costs [Abstract]
Operating lease cost	$ 307	$ 303
Short-term lease cost	88	227
Total lease cost	$ 395	$ 530